Long Term Loans From Banks and Others	12 Months Ended
Dec. 31, 2024
Long Term Loans From Banks and Others [Abstract]
LONG TERM LOANS FROM BANKS AND OTHERS

Note 15:- Long term loans from Banks and Others

a.	Long-term loans from banks and others are comprised of the following as of the below dates:

		Long-term loans	Current maturities	Long-term loans net of current maturities	Long-term loans net of current maturities
Interest rate %	Currency	December 31, 2024			December 31, 2023
1.4 – P+2.5	NIS (Unlinked)	$99,656	$38,976	$60,680	$56,595
6.5-8.4	USD (Unlinked)	15,569	13,516	2,053	34,292
		$115,225	$52,492	$62,733	$90,887

b.	Maturity dates:

	December 31,
	2024	2023
First year (current maturities)	$52,492	$79,564
Second year	28,728	47,859
Third year	24,804	21,864
Fourth year	5,637	17,281
Fifth year and thereafter	3,564	3,883
	$115,225	$170,451

Details of guarantees and credit facilities are described in Note 21(b)